As filed with the Securities and Exchange Commission on January 16, 2015

Registration No. 333-515

811-07513

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 201	☒
and
REGISTRATION STATEMENT	☒
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 202	☒
(Check appropriate box or boxes)

PUTNAM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 30, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a neweffective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President

PUTNAM FUNDS TRUST

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

BRYAN CHEGWIDDEN, Esquire

ROPES & GRAY LLP

1211 Avenue of the Americas

New York, New York 10036

This Post-Effective Amendment relates solely to the Registrant’s Putnam Emerging Markets Equity Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund and Putnam Retirement Income Fund Lifestyle 2 series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 16th day of January, 2015.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

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Signature	Title

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
January 16, 2015

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on September 28, 2012.

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EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

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